[Logo – American Funds®]

American Balanced Fund, Inc.
One Market, Steuart Tower
Suite 1800
San Francisco, California 94105

Mailing address:
P.O. Box 7650
San Francisco, California 94120-7650

Phone (415) 393 7110
Fax (415) 393 7140

Patrick F. Quan
Secretary

December 18, 2009

Document Control
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Balanced Fund, Inc.
File Nos. 811-00066 and 002-10758

Dear Sir or Madam:

Attached is Form N-1A of the above-named investment company, which includes Post-Effective Amendment No. 101 to the Registration Statement under the Securities Act of 1933 and Amendment No. 40 to the Registration Statement under the Investment Company Act of 1940.  This registration statement has been updated based on the U.S. Securities and Exchange Commission’s revised N-1A disclosure requirements set forth in Release No. 33-8998 under the Securities Act of 1933.  We have also updated the filing to reflect the Staff’s comments with respect to the registration statement filed by AMCAP Fund, Inc. (File nos. 811-01435 and 002-26516) and the registration statements filed by other American Funds after the AMCAP Fund filing.  In addition, the registration statement has been updated to reflect the fund's revised fundamental investment policies that were approved by shareholders of the fund at a meeting of shareholders held November 24, 2009.

This filing is being made pursuant to rule 485(a), and we respectfully request that the Registration Statement become effective on March 1, 2010.  Thank you very much for your assistance.  If you have any questions please do not hesitate to contact me at (415) 393-7110 or Michael Triessl at (213) 615-4024.

Sincerely,

/s/ Patrick F. Quan
Patrick F. Quan

/pfq

Enclosure